Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

	2022	2021
Decommissioning Liabilities, Beginning of Year	3,906	1,248
Liabilities Incurred	22	30
Liabilities Acquired (Note 5) (1)	48	2,856
Liabilities Settled	(215)	(144)
Liabilities Divested (Note 5) (1)	(89)	(140)
Change in Estimated Future Cash Flows	693	(472)
Change in Discount Rates	(980)	450
Unwinding of Discount on Decommissioning Liabilities (Note 7)	176	199
Transfers to Liabilities Related to Assets Held for Sale (Note 18)	—	(128)
Exchange Rate Movements and Other	(2)	7
Decommissioning Liabilities, End of Year	3,559	3,906
(1) In connection with the Sunrise Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at August 31, 2022, the carrying value of the pre-existing interest in SOSP’s decommissioning liabilities was
Description Of Major Assumptions Made Concerning Future Events Other Provisions Explanatory
Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	Sensitivity	2022		2021
As at December 31,	Range	Increase	Decrease	Increase	Decrease
Credit-Adjusted Risk-Free Rate	± one percent	(319)	419	(623)	875
Inflation Rate	± one percent	419	(320)	873	(625)